Segment Reporting (Tables)	12 Months Ended
Feb. 28, 2026
Segment Reporting [Abstract]
Schedule of Segment Information Provided to the Group CEO

The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 28, 2026, February 28, 2025 and February 29, 2024 as follows

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
February 28, 2026
Subscription revenue	4,830,669	-	13,079	4,843,748
Other revenue[1]	108,173	-	-	108,173
Delivery service	-	-	527,199	527,199
Segment revenue	4,938,842	-	540,278	5,479,120

Segment operating profit	1,369,879	-	44,833	1,414,712

Depreciation and amortization	868,059	-	2,641	870,700
Capital expenditure	1,217,915	-	1,719	1,219,634

February 28, 2025
Subscription revenue	4,055,394	-	12,783	4,068,177
Other revenue[1]	89,618	-	-	89,618
Vehicle sales	2,099	-	-	2,099
Delivery service	-	-	407,565	407,565
Segment revenue	4,147,111	-	420,348	4,567,459

Segment operating profit	1,272,980	-	39,353	1,312,333

Depreciation and amortization	659,140	-	3,419	662,559
Capital expenditure	1,079,715	-	1,593	1,081,308

February 29, 2024
Subscription revenue	3,522,816	-	12,989	3,535,805
Other revenue	90,879	-	-	90,879
Vehicle sales	-	274,787	-	274,787
Delivery service	-	-	304,040	304,040
Segment revenue	3,613,695	274,787	317,029	4,205,511

Segment operating profit/ (loss)	1,069,313	(52,907)	26,096	1,042,502

Depreciation and amortization	640,419	5,386	2,337	648,142
Capital expenditure	923,579	317	3,672	927,568

[1]	Information about other revenue is disclosed in Note 19.

Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements

Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements

	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Total segment operating profits	1,414,712	1,312,333	1,042,502
Offering costs	(11,667)	(15,113)	-
Impairment of goodwill	-	(43,600)	-
Finance income	34,476	44,167	39,418
Finance cost	(77,874)	(50,866)	(15,822)
Fair value changes to derivative assets	-	-	(388)
Consolidated profit before taxation	1,359,647	1,246,921	1,065,710

Schedule of Information about Geographical Areas

Information about geographical areas:

	As of February 28
Non-current operating assets[1]	2026	2025

South Africa	2,717,280	2,158,893
Africa-Other	113,432	119,486
Europe	468,824	425,207
Asia-Pacific[2], Middle East & USA	570,595	560,262
	3,870,131	3,263,848

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 164.6 million (2025: ZAR 185.8 million).